Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision (Benefit) For Income Taxes

The components of the provision (benefit) for income taxes were as follows (in thousands):

	For the year ended December 31, 2024	For the year ended December 31, 2023
	As Restated
Deferred:
Federal	$656,193	$(656,193)
State and local	181,862	(181,862)
Foreign	-	(127,915)
Total deferred provision (benefit)	838,055	(965,970)
Change in valuation allowance	-	127,915
Total provision (benefit) for income taxes	$838,055	$(838,055)

Schedule of Effective Tax Rate Differs from the Statutory Tax Rates

The effective tax rate differs from the statutory tax rates as follows (in thousands):

	For the year ended December 31, 2024	For the year ended December 31, 2023
Tax at statutory federal rate	21.00%	21.00%
Change in fair value of warrant liabilities	(0.99)%	-%
Change in fair value of conversion option	(0.47)%	-%
Other permanent items	(1.19)%	-%
State income tax	3.66%	5.39%
Change in tax status	-%	9.11%
Foreign tax rate differential	0.13%	0.77%
Valuation allowance	(31.25)%	(4.80)%
Other	-%	(0.04)%
Provision (benefit) for income taxes	(9.11)%	31.43%

Schedule of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities were as follows (in thousands):

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating losses and tax credit carry-forward	$2,466,781	$708,879
Lease liabilities	944,389	1,024,083
Organizational start-up costs	341,540	176,689
Allowance for doubtful accounts	1,997	-
Bonus accrual	-	38,017
Inventory reserve	3,246
Warranty reserve	110,424	22,666
Charitable contribution	307	-
OID on convertible notes	123,254	6,414
Intangibles	1,318	-
Gross deferred tax asset	$3,993,256	$1,976,848
Less valuation allowance	(3,005,895)	(127,915)
Net deferred tax asset	$987,361	$1,848,933
Deferred tax liabilities:
Depreciation expense	$115,514	$57,417
Right of use assets	862,758	953,461
Goodwill	9,089	-
Total deferred tax liability	$987,361	$1,010,878
Net deferred tax asset (liability)	$-	$838,055